NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Schedule of gain on sale of subsidiary
Assets	-
Intercompany	-
Total Assets sold	-

Cash	100
Payable assumed by buyer	5,867
Total Consideration	5,967

Gain on sale of subsidiaries	5,967

Schedule of Sales recognized
	December 31, 2020				December31, 2019
	Third Party	Related Party	Total	Third Party	Related Party	Total

IT Services on Company Server	$-	$-	$-	$-	$-	$-
Advertising	$-	$5,100	$5,100	$-	$-	$-
Click Based and Impressions Ads	$456	$-	$456	$2,743	$50,000	$52,743
Domain Registrations	$-	$-	$-	$10	$-	$10
Publishing and Distribution	$2,392	$-	$2,392	$1,040	-	1,040
	$2,848	$5,100	$7,948	$3,793	$50,000	$53,793

Schedule of revenue
	December 31,	December 31,
	2020	2019

Deferred Revenue	$11,333	$-

Schedule of Basic and Diluted Net (Loss) per Share
	December 31,
	2020	2019
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(1,174,015)	$(153,026)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(1,174,015)	$(153,026)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	12,428,674	11,936,422

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.09)	$(0.01)
Diluted	$(0.09)	$(0.01)

Schedule of deferred tax assets
December 31, 2020	Total	Level 1	Level 2	Level 3

Cash	$3,047	$3,047	$-	$-
Brokerage Accounts	180,587	180,587	-	-
Total	$183,634	$183,634	$-	$-